REGULATORY ASSETS AND LIABILITIES - Summary of Regulatory Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Regulatory assets:
Total regulatory assets	$ 3,545	$ 3,306
Less: current portion	(42)	(46)
Regulatory assets	3,503	3,260
Regulatory liabilities:
Total regulatory liabilities	1,598	959
Less: current portion	(122)	(51)
Regulatory liabilities	1,476	908
Pension benefit regulatory liability
Regulatory liabilities:
Total regulatory liabilities	647	99
Post-retirement and post-employment benefits
Regulatory liabilities:
Total regulatory liabilities	376	398
Retail settlement variance account (RSVA)
Regulatory liabilities:
Total regulatory liabilities	157	84
Earnings sharing mechanism deferral
Regulatory liabilities:
Total regulatory liabilities	150	109
Distribution rate riders
Regulatory liabilities:
Total regulatory liabilities	45	99
Capitalized overhead tax variance
Regulatory liabilities:
Total regulatory liabilities	38	26
Tax rule changes variance
Regulatory liabilities:
Total regulatory liabilities	34	32
OPEB Asymmetrical Carrying Charge variance
Regulatory liabilities:
Total regulatory liabilities	33	20
External revenue variance
Regulatory liabilities:
Total regulatory liabilities	31	19
Asset removal costs cumulative variance
Regulatory liabilities:
Total regulatory liabilities	26	29
Pension cost differential variance
Regulatory liabilities:
Total regulatory liabilities	21	9
Deferred income tax regulatory liability
Regulatory liabilities:
Total regulatory liabilities	4	4
Other
Regulatory liabilities:
Total regulatory liabilities	36	31
Deferred income tax regulatory asset
Regulatory assets:
Total regulatory assets	3,263	3,021
Post-retirement and post-employment benefits - non-service cost
Regulatory assets:
Total regulatory assets	72	93
Broadband deferral
Regulatory assets:
Total regulatory assets	48	37
Environmental
Regulatory assets:
Total regulatory assets	44	53
Stock-based compensation
Regulatory assets:
Total regulatory assets	24	29
Getting Ontario Connected Act variance
Regulatory assets:
Total regulatory assets	24	9
Rural and remote rate protection (RRRP) variance
Regulatory assets:
Total regulatory assets	18	30
Other
Regulatory assets:
Total regulatory assets	$ 52	$ 34